SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


10-01   CEE       300      9.3100      11.96 	     Weeden & Co
10-03	  " "       600      9.3567      12.02             " "
10-04   " "       500      9.5400      12.22             " "
10-05   " "       600      9.6900      12.26 		   " "
10-08   " "       500      9.4500      12.21             " "
10-09	  " "       600      9.6367      12.55 	   	   " "
10-10   " "       500      9.9000      12.92             " "
10-11	  " "       600     10.4000      13.17 	   	   " "
10-12   " "       500     10.4500      13.03             " "
10-15	  " "       600     10.2500      13.00             " "
10-17   " "       600     10.6333      13.30             " "
10-18   " "       500     10.5000      13.14 		   " "
10-19   " "       600     10.3400      13.07             " "
10-22   " "       500     10.4100      13.22             " "
10-29   " "       900     11.1833      14.12             " "
10-30   " "       800     10.8500      13.76             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          11/01/01